COMMITMENTS AND CONTINGENCIES (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Feb. 28, 2019 USD ($)	Mar. 31, 2016 USD ($)	Apr. 30, 2013 USD ($)
Commitments And Contingencies [Line Items]
Outstanding letters of credit		$ 3,991
Guarantees as security		1,195
Agency fee payable		3,686
Commision expected to be received by third party					5.00%
Sale consideration, fee		$ 2,457
Minimum [Member]
Commitments And Contingencies [Line Items]
Agency fee payable					$ 3,000	$ 4,000
Commision expected to be received by third party	2.00%					2.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Commision expected to be received by third party	10.00%					5.00%
Euro Member Countries, Euro [Member]
Commitments And Contingencies [Line Items]
Guarantees as security | €			€ 973	€ 2,316
Agency fee payable							$ 3,000
Euro Member Countries, Euro [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Sale consideration, fee	$ 2,000